As filed with the Securities and Exchange Commission on May 6, 2020

1933 Act Registration No. 333-215607

1940 Act Registration No. 811-23227

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 16	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 22

(Check appropriate box or boxes.)

Syntax ETF Trust

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor, New York, NY 10006

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 883 - 2290

Kathy Cuocolo, One Liberty Plaza, 46th Floor, New York, NY 10006

(Name and Address of Agent for Service)

Copies to:

Kathleen H. Moriarty

Counsel to the Trust
Chapman & Cutler LLP
1270 Avenue of the Americas, 30th Floor

New York, New York 10020

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 16 relates to the Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified LargeCap II ETF (the “Funds”), each a series of Syntax ETF Trust (the “Trust”). The sole purpose of the filing is to file as an Exhibit to the Trust’s Registration Statement, risk/return summary information in interactive data format for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 16 to Registration Statement No. 333-215607 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 6th day of May, 2020.

SYNTAX ETF TRUST
(Registrant)

By:	/s/ Rory B. Riggs
Rory B. Riggs
Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	/s/ Rory B. Riggs	Chief Executive Officer (Principal Executive Officer) and Trustee	May 6, 2020
Rory B. Riggs

	/s/ David Jaffin	Treasurer (Principal Financial Officer)	May 6, 2020
David Jaffin

	/s/ Kathy Cuocolo*	President, and Trustee	May 6, 2020
Kathy Cuocolo

	/s/ Deborah Fuhr*	Trustee	May 6, 2020
Deborah Fuhr

	/s/ George Hornig*	Trustee	May 6, 2020
George Hornig

	/s/ Richard Lyons*	Trustee	May 6, 2020
Richard Lyons

	/s/ Stewart Myers*	Trustee	May 6, 2020
Steward Myers

* by:	/s/ Carly Arison		May 6, 2020
Carly Arison **

(**Secretary and attorney-in-fact pursuant to power of attorney previously filed.)

Exhibit Index

Exhibit	Document
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase